Borrowings (Details Narrative) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019	Mar. 23, 2018	Apr. 30, 2018	Jun. 30, 2020	Jun. 18, 2018	Sep. 30, 2020	Dec. 06, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Multiemployer Plan [Line Items]
Gain (Loss) on Extinguishment of Debt									$ 15,786,000	$ 1,940,000	$ 0
Secured Debt									140,034,000
Long-term Debt, Gross									1,087,129,000	1,187,138,000
Repayments of Debt									$ 186,875,000	347,699,000	131,125,000
Line of Credit Facility, Collateral									Amounts drawn under the facilities are secured by first preferred mortgages on Navios Acquisition’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary.
Debt Instrument, Restrictive Covenants									The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Acquisition from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; changing the flag, class, management or ownership of Navios Acquisition’s vessels; changing the commercial and technical management of Navios Acquisition’s vessels; selling Navios Acquisition’s vessels; and subordinating the obligations under each credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the Management Agreement. The credit facilities also require Navios Acquisition to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
Line of Credit Facility, Covenant Compliance									As of December 31, 2020, the Company was in compliance with its covenants.
Sale Leaseback Transaction, Net Book Value									$ 344,495,000
Other Assets, Noncurrent									11,720,000	5,456,000
Proceeds from Issuance of Debt									130,950,000	308,368,000	69,512,000
Long-term Line of Credit									$ 475,949,000	519,503,000
Sale and Leaseback Agreements $71,500 [Member]
Multiemployer Plan [Line Items]
Vessels financed									four product tankers
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 35,750,000
Debt Instrument, Description of Variable Rate Basis									LIBOR
Debt Instrument, Basis Spread on Variable Rate									3.05%
Long-term Debt, Gross									$ 55,115,000	62,563,000
Sale Leaseback Transaction, Date									March 31, 2018
Finance Lease, Liability									$ 71,500,000
Repayment installments									24
Debt Instrument, Frequency of Periodic Payment									quarterly
Debt Instrument, Periodic Payment									$ 1,490,000
Maturity date									April 2024
Proceeds from Issuance of Debt				$ 71,500,000
Sale and Leaseback Agreements $103,155 [Member]
Multiemployer Plan [Line Items]
Vessels financed									three product tankers and to finance two product tankers that were previously financed by Eurobank Ergasias S.A.
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 39,675,000
Debt Instrument, Description of Variable Rate Basis									LIBOR
Debt Instrument, Basis Spread on Variable Rate									3.50%
Long-term Debt, Gross									$ 88,654,000	97,723,000
Repayments of Debt									10,234,000
Finance Lease, Liability									$ 103,155,000
Repayment installments									28
Debt Instrument, Frequency of Periodic Payment									quarterly
Debt Instrument, Periodic Payment									$ 2,267,000
Maturity date									March and April 2026
Sale Leaseback Transaction, Date									April 2019
Sale and Leaseback Agreements $15,000 [Member]
Multiemployer Plan [Line Items]
Vessels financed									one product tanker
Debt Instrument, Description of Variable Rate Basis									LIBOR
Debt Instrument, Basis Spread on Variable Rate									2.40%
Long-term Debt, Gross									$ 12,344,000	14,219,000
Finance Lease, Liability									$ 15,000,000
Repayment installments									60
Debt Instrument, Frequency of Periodic Payment									monthly
Debt Instrument, Periodic Payment									$ 156,000
Maturity date									August 2024
Sale Leaseback Transaction, Date									August 2019
Sale and Leaseback Agreements $47,220 [Member]
Multiemployer Plan [Line Items]
Vessels financed									three product tankers
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 19,200,000
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin ranging from 350 bps to 360 per annum
Long-term Debt, Gross									$ 40,408,000	45,858,000
Repayments of Debt									3,581,000
Finance Lease, Liability									$ 47,220,000
Debt Instrument, Frequency of Periodic Payment									quarterly
Debt Instrument, Periodic Payment									$ 1,362,000
Sale Leaseback Transaction, Date									September 2019
Sale and Leaseback Agreements $90,811 [Member]
Multiemployer Plan [Line Items]
Vessels financed									six product tankers
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 25,810,000
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin ranging from 335 bps to 355 bps
Long-term Debt, Gross									$ 79,504,000	90,811,000
Finance Lease, Liability									$ 90,811,000
Debt Instrument, Frequency of Periodic Payment									quarterly
Debt Instrument, Periodic Payment									$ 2,824,000
Sale Leaseback Transaction, Date									October 2019
Sale and Leaseback Agreements $72,053 [Member]
Multiemployer Plan [Line Items]
Vessels financed									one MR1, one MR2 and two LR1s
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin ranging from 390 bps to 410 bps
Long-term Debt, Gross									$ 68,470,000	0
Repayments of Debt									6,210,000
Finance Lease, Liability									$ 72,053,000
Debt Instrument, Frequency of Periodic Payment									quarterly
Debt Instrument, Periodic Payment									$ 1,791,000
Sale Leaseback Transaction, Date									June 2020
Deposits [Member]
Multiemployer Plan [Line Items]
Other Assets, Noncurrent									$ 9,058,000	5,456,000
Minimum [Member]
Multiemployer Plan [Line Items]
Minimum liquidity required for compliance					$ 40,000,000
Minimum net worth required for compliance					$ 50,000,000
Total Liabilities to Total Assets ratio					75.00%
Minimum [Member] | Sale and Leaseback Agreements $47,220 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.50%
Maturity date									September 2023
Repayment period									four
Minimum [Member] | Sale and Leaseback Agreements $90,811 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.35%
Repayment period									three
Minimum [Member] | Sale and Leaseback Agreements $72,053 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.90%
Repayment period									four
Maximum [Member]
Multiemployer Plan [Line Items]
Minimum net worth required for compliance					$ 135,000,000
Total Liabilities to Total Assets ratio					80.00%
Maximum [Member] | Sale and Leaseback Agreements $47,220 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.60%
Maturity date									September 2026
Repayment period									seven
Maximum [Member] | Sale and Leaseback Agreements $90,811 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.55%
Repayment period									eight
Maximum [Member] | Sale and Leaseback Agreements $72,053 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 26,963,000
Debt Instrument, Basis Spread on Variable Rate									4.10%
Repayment period									seven
Existing Facilities [Member] | Sale and Leaseback Agreements $103,155 [Member]
Multiemployer Plan [Line Items]
Long-term Line of Credit									$ 50,250,000
Facility Two Product Tankers [Member] | Sale and Leaseback Agreements $71,500 [Member]
Multiemployer Plan [Line Items]
Repayments of Debt		$ 32,159,000
Eurobank Ergasias S.A. $52,000 [Member]
Multiemployer Plan [Line Items]
Early Repayment of Senior Debt					$ 27,534,000
Gain (Loss) on Extinguishment of Debt									$ 50,000
Line of Credit Facility, Initiation Date									Dec. 06, 2010
Line of Credit Facility, Maximum Borrowing Capacity									$ 52,000,000
Proceeds from Lines of Credit								$ 46,200,000
Number of loan tranches									2
Amount of each tranche									$ 23,100,000
Vessels financed									two LR1 product tanker
Repayment installments									32
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 306,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 13,308,000
Debt Instrument, Description of Variable Rate Basis									LIBOR
Debt Instrument, Basis Spread on Variable Rate									3.00%
Long-term Debt, Gross									$ 0	28,758,000
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Initiation Date									Dec. 29, 2011
Line of Credit Facility, Maximum Borrowing Capacity									$ 56,250,000
Number of loan tranches									2
Amount of each tranche									$ 28,125,000
Vessels financed									two MR2 product tanker
Repayment installments									32
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 391,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 15,625,000
Debt Instrument, Description of Variable Rate Basis									LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Long-term Debt, Gross									$ 36,328,000	39,453,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 125,000,000
Number of loan tranches									5
Debt Instrument, Description of Variable Rate Basis									LIBOR
Debt Instrument, Basis Spread on Variable Rate									2.95%
Long-term Debt, Gross									$ 16,099,000	39,173,000
Line of credit facility issuance date									November 2015
Repayments of Debt	$ 16,099,000								$ 16,100,000
Line of credit facility maturity date									March 2021
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Four Tranches [Member]
Multiemployer Plan [Line Items]
Number of loan tranches									4
Repayment installments									20
Line of Credit Facility, Frequency of Payments									quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Four Tranches [Member] | Minimum [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Periodic Payment									$ 435,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Four Tranches [Member] | Maximum [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Periodic Payment									$ 1,896,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Fifth Tranche [Member]
Multiemployer Plan [Line Items]
Repayment installments									16
Line of Credit Facility, Frequency of Payments									quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Fifth Tranche [Member] | Minimum [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Periodic Payment									$ 709,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member] | Fifth Tranche [Member] | Maximum [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Periodic Payment									803,000
HSH $24,000 [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 24,000,000
Vessels financed									two chemical tankers
Repayment installments									17
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 572,000
Debt Instrument, Basis Spread on Variable Rate									3.00%
Long-term Debt, Gross									$ 15,991,000	18,280,000
Line of credit facility issuance date									June 2017
Line of credit facility maturity date									September 2021
Line of Credit Facility, Interest Rate Description									LIBOR
BNP Paribas $44,000 [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Initiation Date									Dec. 18, 2015
Line of Credit Facility, Maximum Borrowing Capacity									$ 44,000,000
Vessels financed									a LR1 product tanker and a MR2 product tanker
Repayment installments									12
Line of Credit Facility, Frequency of Payments									semi-annual
Line of Credit Facility, Periodic Payment									$ 2,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 20,000,000
Debt Instrument, Basis Spread on Variable Rate									2.30%
Long-term Debt, Gross									$ 24,000,000	28,000,000
Line of credit facility maturity date									December 2021
Line of Credit Facility, Interest Rate Description									LIBOR
HCOB $31,800 [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 31,800,000
Vessels financed									one VLCC
Repayment installments									4
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 28,416,000
Debt Instrument, Basis Spread on Variable Rate									2.80%
Long-term Debt, Gross									$ 28,416,000	31,800,000
Line of credit facility issuance date									October 2019
Line of credit facility maturity date									October 2020
Line of Credit Facility, Interest Rate Description									LIBOR plus 280 bps
HCOB $31,800 [Member] | Remaining Balance in 16 Quarters [Member]
Multiemployer Plan [Line Items]
Repayment installments									16
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 14,880,000
Debt Instrument, Basis Spread on Variable Rate									3.90%
Line of credit facility maturity date									October 2024
Line of Credit Facility, Interest Rate Description									LIBOR
Deutsche Bank AG Filiale Deutschlandgeschaft [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 32,500,000
Vessels financed									one MR1 and two LR1s
Repayment installments									1
Debt Instrument, Basis Spread on Variable Rate									4.00%
Long-term Debt, Gross									$ 0	32,500,000
Line of credit facility issuance date									December 2019
Line of credit facility maturity date									June 2020
Line of Credit Facility, Interest Rate Description									LIBOR plus
Repayments of Senior Debt					32,500,000
Eurobank Ergasias S.A. $20,800 [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 20,800,000
Vessels financed									two LR1s
Repayment installments									16
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 8,000,000
Debt Instrument, Basis Spread on Variable Rate									3.00%
Long-term Debt, Gross									$ 19,200,000	$ 0
Line of credit facility issuance date									June 2020
Line of credit facility maturity date									June 2024
Line of Credit Facility, Interest Rate Description									LIBOR
Hamburg Commercial Bank AG [Member]
Multiemployer Plan [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 41,700,000
Vessels financed									seven containerships
Repayment installments									4
Line of Credit Facility, Frequency of Payments									quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 21,700,000
Debt Instrument, Basis Spread on Variable Rate									3.75%
Long-term Debt, Gross									$ 31,700,000
Line of credit facility issuance date									June 2020
Line of credit facility maturity date									May 2021
Line of Credit Facility, Interest Rate Description									LIBOR plus 375 bps per annum and top up fee ranging from 225 bps to 425 bps per annum
Repayments of Senior Debt	$ 31,700,000
Hamburg Commercial Bank AG [Member] | Minimum [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.25%
Hamburg Commercial Bank AG [Member] | Maximum [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									4.25%
Subsidiaries [Member] | Navios Acquistion [Member]
Multiemployer Plan [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									100.00%
Nave Electron [Member]
Multiemployer Plan [Line Items]
Cash Collateral for Borrowed Securities									$ 25,405,000
Nave Celeste, Nave Neutrino and Nave Spherical [Member]
Multiemployer Plan [Line Items]
Cash Collateral for Borrowed Securities									5,228,000
Nave Equinox and Nave Pyxis [Member] | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member]
Multiemployer Plan [Line Items]
Early Repayment of Senior Debt			$ 26,770,000
Gain (Loss) on Extinguishment of Debt											$ 297,000
Nave Sextans [Member] | Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member]
Multiemployer Plan [Line Items]
Early Repayment of Senior Debt						$ 16,272,000
Gain (Loss) on Extinguishment of Debt									$ 26,000
From issuance up to but not including the drawndown date [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									1.75%
From drawndown date up to but not including the tenth repayment date [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.50%
From tenth repayment date and thereafter [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.00%
Liquidity per vessel [Member] | Minimum [Member]
Multiemployer Plan [Line Items]
Minimum liquidity required for compliance					$ 1,000,000
Certain Facilities [Member] | Minimum [Member]
Multiemployer Plan [Line Items]
Total Liabilities to Total Assets ratio										80.00%
Certain Facilities [Member] | Maximum [Member]
Multiemployer Plan [Line Items]
Total Liabilities to Total Assets ratio										85.00%
Existing 2021 Notes [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Issuance Date									Nov. 13, 2013
Debt Instrument, Face Amount									$ 610,000,000
Debt Instrument, Maturity Date									Nov. 15, 2021
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									8.125%
Additional 2021 Notes [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Issuance Date									Nov. 13, 2013
Debt Instrument, Face Amount									$ 60,000,000
Debt instrument, Original issue price percentage									103.25%
Ship Mortgage Notes $670,000 [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Redemption Price, Percentage									106.094%
Extinguishment of Debt, Amount							$ 19,000,000		$ 36,400,000	$ 12,000,000
Early Repayment of Senior Debt							11,898,000		27,518,000	9,950,000
Gain (Loss) on Extinguishment of Debt							$ 7,010,000		$ 8,776,000	$ 1,940,000
Ship Mortgage Notes $670,000 [Member] | Redemption upon the occurence of certain change of control events [Member]
Multiemployer Plan [Line Items]
Debt Instrument, Redemption Price, Percentage									101.00%